Decommissioning and Other Provisions	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Decommissioning and Other Provisions

18 DECOMMISSIONING AND OTHER PROVISIONS

	$ million
	Decommissioning and restoration		Legal	Environmental	Redundancy	Other	Total
At January 1, 2018
Current	817		423	287	758	1,180	3,465
Non-current	19,767		1,095	1,218	560	2,326	24,966
	20,584		1,518	1,505	1,318	3,506	28,431
Additions	418		196	191	535	1,070	2,410
Amounts charged against provisions	(497)		(200)	(212)	(504)	(887)	(2,300)
Accretion expense	755		17	17	15	48	852
Disposals	(1,781)	[A]	(14)	(11)	(3)	(49)	(1,858)
Remeasurements and other movements	(1,065)		(47)	(130)	(367)	(122)	(1,731)
Currency translation differences	(481)		(10)	(22)	(35)	(64)	(612)
	(2,651)		(58)	(167)	(359)	(4)	(3,239)
At December 31, 2018
Current	876		213	264	491	1,815	3,659
Non-current	17,057		1,247	1,074	468	1,687	21,533
	17,933		1,460	1,338	959	3,502	25,192
At January 1, 2017
Current	797		500	296	831	1,360	3,784
Non-current	24,368		1,066	1,186	564	2,434	29,618
	25,165		1,566	1,482	1,395	3,794	33,402
Additions	1,168		390	496	756	988	3,798
Amounts charged against provisions	(491)		(327)	(173)	(618)	(1,207)	(2,816)
Accretion expense	897		61	20	13	47	1,038
Disposals	(2,807)		(2)	(4)	(18)	(71)	(2,902)
Remeasurements and other movements	(4,245)		(190)	(352)	(301)	(178)	(5,266)
Currency translation differences	897		20	36	91	133	1,177
	(4,581)		(48)	23	(77)	(288)	(4,971)
At December 31, 2017
Current	817		423	287	758	1,180	3,465
Non-current	19,767		1,095	1,218	560	2,326	24,966
	20,584		1,518	1,505	1,318	3,506	28,431

[A] Mainly related to disposal of interests in New Zealand and Thailand.

The amount and timing of settlement in respect of these provisions are uncertain and dependent on various factors that are not always within management’s control. The discount rate applied at December 31, 2018 was 4% (2017: 4%).

Reviews of estimated future decommissioning and restoration costs and the discount rate applied are carried out annually. In 2018, there was a decrease of $982 million (2017: $3,980 million) in the provision resulting from changes in cost estimates, reported within remeasurements and other movements.

Of the decommissioning and restoration provision at December 31, 2018, an estimated $3,490 million is expected to be utilised between one to five years, $2,173 million within six to 10 years, and the remainder in later periods.

Other provisions include amounts recognised in respect of employee benefits and onerous contracts.